Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Total	Adjustments	Capital stock:	Capital surplus:	Capital surplus: Adjustments	Retained earnings appropriated for legal reserve:	Unappropriated retained earnings:	Unappropriated retained earnings: Adjustments	Accumulated other comprehensive income, net of taxes:	Accumulated other comprehensive income, net of taxes: Adjustments	Treasury stock, at cost:	Total Mitsubishi UFJ Financial Group shareholders’ equity	Total Mitsubishi UFJ Financial Group shareholders’ equity Adjustments	Noncontrolling interests:	Noncontrolling interests: Adjustments
Balance at beginning of fiscal year at Mar. 31, 2022			¥ 2,090,270	¥ 5,327,772		¥ 239,571	¥ 8,183,653	¥ 11,007	¥ 283,550	¥ 56,517	¥ (452,224)			¥ 712,763	¥ 21,309
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				(6,022)
Retirement of common stock				(418,098)							(418,098)
Acquiring shares of au Kabucom Securities (Note 2)				0										0
Other—net				(1,497)	¥ 0									(939)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 381,798	¥ 5,163					381,798	5,163
Common stock—¥30.50 per share in 2023, ¥36.50 per share in 2024, and ¥45.50 per share in 2025							(379,571)
Net change during the fiscal year	598,005	(39,103)							587,504	(29,655)				10,501	(9,448)
Purchases of shares of treasury stock (Note 18)											(450,376)
Sales of shares of treasury stock											2,118
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies											(168)
Initial subscriptions of noncontrolling interests														3,508	192
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders														(10,174)	0
Decrease in noncontrolling interests related to deconsolidation of subsidiaries														(9,925)
Decrease in noncontrolling interests related to disposition of subsidiaries														(2,489)
Net income attributable to noncontrolling interests	(32,763)	(2,350)												32,763	2,350
Dividends paid to noncontrolling interests														(18,789)	(5)
Balance at end of fiscal year at Mar. 31, 2023	16,523,597	57,430	2,090,270	4,902,155	0	239,571	8,185,880	16,170	871,054	26,862	(482,552)	¥ 15,806,378	¥ 43,032	717,219	14,398
Balance at end of fiscal year (Effect of adopting new guidance on troubled debt restructurings and vintage disclosures) at Mar. 31, 2023								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				(792)
Retirement of common stock				(265,010)							(265,010)
Acquiring shares of au Kabucom Securities (Note 2)				0										0
Other—net				(461)	(205)									70
Net income attributable to Mitsubishi UFJ Financial Group	1,325,869	(2,252)					1,325,869	(2,252)
Common stock—¥30.50 per share in 2023, ¥36.50 per share in 2024, and ¥45.50 per share in 2025							(438,922)
Net change during the fiscal year	1,462,277	(14,026)							1,366,571	(10,500)				95,706	(3,526)
Purchases of shares of treasury stock (Note 18)											(400,090)
Sales of shares of treasury stock											3,835
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies											(314)
Initial subscriptions of noncontrolling interests														58,079	(38)
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders														(22,004)	200
Decrease in noncontrolling interests related to deconsolidation of subsidiaries														(32,837)
Decrease in noncontrolling interests related to disposition of subsidiaries														(816)
Net income attributable to noncontrolling interests	(51,700)	1,206												51,700	(1,206)
Dividends paid to noncontrolling interests														(25,767)	(29)
Balance at end of fiscal year at Mar. 31, 2024	18,517,087	¥ 39,874	2,090,270	4,635,892	¥ (205)	239,571	9,086,490	13,918	2,237,625	¥ 16,362	(614,111)	17,675,737	¥ 30,075	841,350	¥ 9,799
Balance at end of fiscal year (Effect of adopting new guidance on troubled debt restructurings and vintage disclosures) at Mar. 31, 2024								13,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation				(9,474)
Retirement of common stock				(296,285)							(296,285)
Acquiring shares of au Kabucom Securities (Note 2)				(24,503)										(21,858)
Other—net				(5,609)										0
Net income attributable to Mitsubishi UFJ Financial Group	1,266,933						1,266,933
Common stock—¥30.50 per share in 2023, ¥36.50 per share in 2024, and ¥45.50 per share in 2025							(532,064)
Net change during the fiscal year	473,474								323,565					149,909
Purchases of shares of treasury stock (Note 18)											(418,444)
Sales of shares of treasury stock											9,344
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies											1
Initial subscriptions of noncontrolling interests														3,583
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders														23,925
Decrease in noncontrolling interests related to deconsolidation of subsidiaries														(4,222)
Decrease in noncontrolling interests related to disposition of subsidiaries														(2)
Net income attributable to noncontrolling interests	(705)													705
Dividends paid to noncontrolling interests														(29,138)
Balance at end of fiscal year at Mar. 31, 2025	¥ 19,249,738		¥ 2,090,270	¥ 4,300,021		¥ 239,571	¥ 9,821,359		¥ 2,561,190		¥ (726,925)	¥ 18,285,486		¥ 964,252
Balance at end of fiscal year (Effect of adopting new guidance on troubled debt restructurings and vintage disclosures) at Mar. 31, 2025								¥ 0